Corporate information (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 3,751	R$ 8,274
Trade receivables, net	417	831
Other receivables	279	294
Inventories, net	2,046	5,257
Recoverable taxes	1,114	1,743
Derivative financial instruments		19
Other current assets	109	251
Total current assets	28,559	17,872	R$ 17,641
Related parties	301	517
Recoverable taxes	2,808	2,410
Restricted deposits for legal proceedings	759	731
Investments in associates	833	1,254
Property and equipment, net	6,844	16,344	19,888
Intangible assets, net	1,986	5,753	6,164
Total non-current assets	15,280	31,571	35,654
Total assets	43,839	49,443
Trade payable, net	2,528	6,772
Payroll and related taxes	294	808
Taxes payable	363	580
Borrowings and financing	1,001	1,470
Lease liabilities	490	895
Deferred revenue	156	383
Financing of property and equipment	112	182
Other current liabilities	385	893
Total current liabilities	17,747	16,550	18,483
Borrowings and financing	4,862	7,582
Lease liabilities	3,547	5,223
Deferred revenue	97	65
Deferred income tax and social contribution		935
Other non-current liabilities	283	328
Total non-current liabilities	12,359	16,513	18,005
Net assets	13,733	16,380	R$ 16,807	R$ 13,548
Total liabilities and shareholders’ equity	43,839	R$ 49,443
Sendas Distribuidora S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,532
Trade receivables, net	182
Other receivables	34
Inventories, net	3,739
Recoverable taxes	768
Derivative financial instruments	57
Other current assets	36
Total current assets	8,348
Related parties	178
Recoverable taxes	866
Restricted deposits for legal proceedings	134
Financial instruments	11
Investments in associates	769
Property and equipment, net	7,477
Intangible assets, net	1,038
Total non-current assets	10,473
Total assets	18,821
Trade payable, net	5,057
Payroll and related taxes	371
Taxes payable	528
Borrowings and financing	2,119
Lease liabilities	172
Deferred revenue	227
Financing of property and equipment	34
Other current liabilities	153
Total current liabilities	8,661
Borrowings and financing	5,711
Lease liabilities	2,604
Related parties	41
Provision for contingencies	281
Deferred revenue	1
Deferred income tax and social contribution	82
Other non-current liabilities	8
Total non-current liabilities	8,728
Total liabilities	17,389
Net assets	1,432
Total liabilities and shareholders’ equity	R$ 18,821